Organization - Use of the Proceeds from the IP (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidation, Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Gross proceeds	$ 631.3
Underwriters' discounts and commissions	29.2
IPO-related expenses	11.8
Redemption of 11% Senior Notes due 2021 (Note 8)	1,132.3	$ 25.9	$ 25.9	$ 11.8	$ 7.0
Sponsor management termination fee	11.3
Debt refinancing expenses	11.4
Cash to balance sheet	68.6
Senior Notes [Member] | 11% Senior Note [Member]
Consolidation, Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Redemption of 11% Senior Notes due 2021 (Note 8)	475.0
Call premium on redemption of 11% Senior Notes due 2021	13.1
Interest on redemption of 11% Senior Notes due 2021	$ 10.9